PROVISIONS - Rollforward (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current
Balance in the beginning	$ 1,144
Incorporation by merger		$ 922
Additions/(recoveries), Capital	236	618
Reclassifications	(3,337)	2,684
Debt recognition	(43)
Decreases	(3,483)	(3,080)
Balance at the end	1,191	1,144
Non-current
Balance in the beginning	5,335	2,478
Incorporation by merger		3,694
Additions/(recoveries), Capital	1,229	1,403
Additions/(recoveries), Interest	1,775	929
Reclassifications	(3,337)	(2,684)
Decreases	(373)	(485)
Balance at the end	4,629	5,335
Total provisions
Total provisions in the beginning	6,479	2,478
Incorporation by merger		4,616
Additions/(recoveries), Capital	1,465	2,021
Additions/(recoveries), Interest	1,775	929
Debt recognition	(43)
Decreases	(3,856)	(3,565)
Total provisions at the end	5,820	6,479
Other information
Additions/(recoveries), Capital, charged to other operating expenses	1,286	1,929
Additions/(recoveries), Capital, charged to rights of use assets	57	74
Additions/(recoveries), Capital, charged from account payable	129
Additions/(recoveries), Capital, charged to currency translation adjustments	(7)	18
Provisions
Current
Balance in the beginning	1,144
Incorporation by merger		922
Additions/(recoveries), Capital	236	618
Reclassifications	(3,337)	2,684
Debt recognition	(43)
Decreases	(3,483)	(3,080)
Balance at the end	1,191	1,144
Non-current
Balance in the beginning	4,572	1,941
Incorporation by merger		2,852
Additions/(recoveries), Capital	1,174	1,329
Additions/(recoveries), Interest	1,585	1,126
Reclassifications	3,337	(2,676)
Balance at the end	3,994	4,572
Asset retirement obligations
Non-current
Balance in the beginning	763	537
Incorporation by merger		842
Additions/(recoveries), Capital	55	74
Additions/(recoveries), Interest	190	(197)
Reclassifications		(8)
Decreases	(373)	(485)
Balance at the end	$ 635	$ 763